Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31
	2024	2025
	US$ thousands

Machinery and equipment	11,257	11,467
Office furniture and equipment	680	688
Leasehold improvements	2,742	2,732

Property, plant and equipment	14,679	14,887

Accumulated depreciation	(11,624)	(11,747)

Property, Plant and equipment, net	3,055	3,140